Leases (Schedule Of Future Minimum Rental Commitments For Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Leases [Abstract]
2012	$ 32.4
2013	21.6
2014	20.8
2015	14.5
2016	14.8
2017 and thereafter	112.6
Total	$ 216.7